TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Contingent Assets (Details) R$ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2021 BRL (R$)	Dec. 31, 2023 BRL (R$) kW
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Minimum industrial consumers monthly electricity consumption limit (in Kilo watt hour) | kW		2,000
Maximum period to return the compulsory loan to taxpayers		20 years
Gain on settlement of litigation, net of expenses incurred	R$ 1,391,280
Amount of other pending lawsuits		R$ 73,000
Estimation of contingent assets		845,000
Tax credits		253,000
Income and social contribution taxes line		270,000
Net credit		R$ 828,000
Monetization term		5 years